Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
29.	Related Party Transactions

(a)	Parent entity

The ultimate parent entity of the Group is Elevra Lithium Limited, which is incorporated and domiciled in Australia.

The registered office of the Company is Level 3, 10 Eagle Street, Brisbane QLD 4000.

(b)	Subsidiaries, joint ventures and associates

The Group’s interests in subsidiaries, joint ventures and associates are disclosed in Note 26 and Note 27.

(c)	Transactions with related parties

The following table reflects significant transactions and outstanding balances with related parties (excluding compensation to key management personnel) during and at the end of the reporting period:

	Other Related Parties
	2026 $’000	2025 $’000
Transactions with related parties
Purchases of goods and services	(203)	(213)

Outstanding balances with related parties
Purchases of goods and services	(56)	(53)

All transactions between related parties are at market prices or on normal commercial terms, no more favourable to the Group than those arranged with third parties.